CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,629	$ 35,956
Restricted cash (Note 6)	1,000	0
Trade accounts receivable	1,113	317
Prepayments and other	1,048	1,545
Right of use assets from operating leases (Note 6)	9,666	0
Deposit asset (Note 6)	2,000	0
Inventories	983	915
Total current assets	23,439	38,733
FIXED ASSETS:
Vessels, net (Note 4)	361,374	374,710
Right of use assets from operating leases (Note 6)	0	19,476
Other fixed assets, net	505	505
Total fixed assets	361,879	394,691
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 7)	3,000	4,000
Advances for asset acquisitions to related party (Note 5)	24,000	0
Investments in unconsolidated joint ventures (Note 16)	8,054	19,635
Trade accounts receivable, non-current	2,400	0
Deposit asset (Note 6)	0	2,000
Deferred Charges	0	130
Total non-current assets	37,454	25,765
Total assets	422,772	459,189
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	14,202	12,418
Due to related parties (Note 5)	$ 1,169	$ 4,648
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,821	$ 1,356
Accrued liabilities	2,993	2,355
Unearned revenue	6,652	6,615
Current portion of Operating lease liabilities (Note 6)	6,357	8,980
Current portion of Vessel fair value participation liability (Note 7)	0	5,000
Total current liabilities	33,194	41,372
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	245,056	228,080
Non-current portion of Operating lease liabilities (Note 6)	0	6,357
Unearned revenue, non-current	102	0
Total non-current liabilities	245,158	234,437
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	278,352	275,809
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 3,659,627 and 0 Series F Shares issued and outstanding at December 31, 2023, and 2024 (Note 15)	0	37
Preferred stock, Paid-in capital in excess of par	0	43,879
Total mezzanine equity	0	43,916
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D Shares were outstanding at December 31, 2023 and 2024 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 4,626,197 shares issued and outstanding at December 31, 2023 and 2024 (Note 9)	46	46
Additional paid-in capital	451,079	451,157
Accumulated deficit	(306,706)	(311,740)
Total stockholders' equity	144,420	139,464
Total liabilities, mezzanine equity and stockholders' equity	$ 422,772	$ 459,189